Trade and other payables: amounts falling due after more than one year - Payment Due to Put Options (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 67	£ 104
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	1	14
Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	32	24
Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	15	39
Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	12	10
Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	3	6
Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 4	£ 11